Income Taxes - Schedule of Future Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Deferred Tax Assets:
Accrued compensation, principally post-retirement and other employee benefits	$ 4,568	$ 9,126
Accrued expenses, principally for state income taxes, interest and warranty	846	1,512
Net operating loss and other carryforwards	1,280	1,082
Accounts receivable, principally due to allowance for doubtful accounts	827	1,780
Long-term liabilities, principally warranty, environmental and exit cost	678	620
Other assets	132	459
Total gross deferred tax assets	8,331	14,579
Valuation allowance	(1,280)	(1,082)
Total deferred tax assets, net of valuation allowances	7,051	13,497
Deferred Tax Liabilities:
Inventories, principally due to reserves for financial reporting purposes and capitalization for tax purposes	(3,687)	(4,754)
Intangible assets, principally due to different tax and financial reporting bases and amortization lives	(83,669)	(149,500)
Property, plant and equipment, principally due to differences in depreciation	(16,134)	(26,254)
Total gross deferred tax liabilities	(103,490)	(180,508)
Net deferred tax liability	(96,439)	(167,011)
Classified as follows in the Combined Balance Sheets:
Other assets and deferred charges	546	554
Deferred income taxes	(96,985)	(167,565)	$ (93,138)
Net deferred tax liability	$ (96,439)	$ (167,011)